Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	UFP Industries, Inc.
Entity Central Index Key	0000912767
Amendment Flag	false
Employees' Profit Sharing and 401(k) Plan
Document Information [Line Items]
Document Type	11-K
Entity Tax Identification Number	38-1465835
Amendment Flag	false